Other Financial Assets	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other Financial Assets	Other Financial Assets

	JPY (millions) As of March 31
	2020	2021
Derivative assets	¥25,629	¥64,100
Investment in convertible notes at fair value through P&L	9,418	12,176
Investment in debt instruments at fair value through P&L	1,029	800
Investment in equity instruments at fair value through OCI	127,455	145,070
Financial assets associated with contingent consideration arrangements	92,516	25,446
Restricted deposits	8,490	3,371
Other	13,406	21,517
Total	¥277,943	¥272,480
Non-current	¥262,121	¥235,882
Current	¥15,822	¥36,598
As of March 31, 2020 and 2021, equity instruments included 79,218 million JPY and 92,602 million JPY, respectively, of investments in public companies. These are considered Level 1 in the fair value hierarchy as defined in Note 27. The remainder of the equity instruments primarily relates to investments acquired in connection with collaborations and licensing agreements (Note 13) and are considered Level 3 investments in the fair value hierarchy.
As of March 31, 2020 and 2021, financial assets associated with contingent consideration arrangements are assets mainly recognized in relation to the divestiture of XIIDRA (Note 27) and are considered Level 3 investments in the fair value hierarchy.
As of March 31, 2020, the restricted deposits mainly represent amounts related to Takeda’s business combinations and insurance contracts and as of March 31, 2021, the restricted deposits represent amounts related to insurance contracts.